Employee Salaries and Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Salaries And Employee Benefits [Abstract]
Summary of Employee Salaries and Benefit Expenses
For the years ended December 31,	2018	2017	2016
Salaries, Bonuses and Other Short-Term Employee Benefits	580	606	500
Defined Contribution Pension Plan	18	19	16
Defined Benefit Pension Plan and OPEB	12	8	11
Stock-Based Compensation Expense (Note 30)	9	(6)	47
Termination Benefits	63	19	19
	682	646	593